SUPPLEMENT DATED JULY 15, 2005 TO THE
                                     VARIABLE CONTRACT PROSPECTUSES LISTED BELOW

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus and statement of additional information. Please retain this supplement for future reference.

On July 1, 2005, Citigroup Inc. completed the sale of its life and annuity businesses to MetLife, Inc. The sale included The Travelers Insurance Company ("TIC") and The Travelers Life and Annuity Company ("TLAC"), the insurance companies that issue the variable contract described in your prospectus. The sale also included TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract. Also as part of the transaction, TIC distributed its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc.

As a result of the transaction, please note the following:

TIC and TLAC are now wholly-owned subsidiaries of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

TIC and TLAC are no longer affiliates of Citigroup, Inc., Citicorp Investment Services, Inc. ("CIS"), Citigroup Global Markets, Inc. ("Smith Barney"), or PFS Investments, Inc. ("Primerica"). All references in the prospectus to these entities being affiliates of TIC or TLAC are deleted.

MetLife, Inc. and Citigroup Inc. have entered into a Distribution Agreement under which TIC and TLAC have the right to continue to provide life and annuity products to any distributor affiliated with Citigroup, Inc. on a non-exclusive basis for ten years following the transaction. This right may be on an exclusive basis for the first five years, if TIC and TLAC had exclusive rights to provide products to that distributor prior to the transaction. The Distribution Agreement also provides for additional rights and opportunities to distribute other life and annuity products through the Citigroup distribution network.

TIC and TLAC have entered into a five-year agreement with certain affiliates of Citigroup, Inc. relating to the use of mutual funds advised by a Citigroup affiliate in variable contracts offered by TIC and TLAC. During the term of this agreement, TIC and TLAC, subject to their fiduciary and other legal duties, generally are obligated in the first instance to consider funds advised by Citigroup affiliates in seeking to make a substitution for a fund advised by a Citigroup affiliate.

The agreement also obligates Citigroup affiliates to continue on their current terms certain arrangements under which TIC and TLAC and Travelers Distribution LLC ("TDLLC") receive payments in connection with their provision of administrative, marketing or other support services to the funds advised or subadvised by Citigroup affiliates. More information concerning these arrangements generally, which are similar to arrangements TIC and TLAC and TDLLC have with other fund families, is provided in the prospectus under "Administrative, Marketing and Support Service Fees." The agreement between MetLife, Inc. and Citigroup Inc. further provides that any modification of such arrangements, subject to the parties' fiduciary and other legal duties, shall be on market terms.

The following portfolios of Travelers Series Fund Inc. have been reorganized into portfolios of The Travelers Series Trust pursuant to a vote of shareholders of each portfolio: AIM Capital Appreciation portfolio, MFS Total Return portfolio, Pioneer Strategic Income portfolio, Salomon Brothers Strategic Total Return Bond portfolio, Strategic Equity portfolio, Travelers Managed Income portfolio and Van Kampen Enterprise portfolio. Any references in your prospectus to these portfolios being a portfolio of Travelers Series Fund Inc. is replaced with The Travelers Series Trust.

The Social Awareness Stock portfolio of The Travelers Series Trust has been reorganized into a portfolio of Travelers Series Fund Inc. pursuant to a vote of shareholders. Any references in your prospectus to this portfolio being a portfolio of The Travelers Series Trust is replaced with Travelers Series Fund Inc.

The Net Total Annual Operating Expenses for each reorganized portfolio remains the same following the reorganization.

For each of the following Funding Options that may be available under your variable contract and are advised by Travelers Asset Management International Company LLC ("TAMIC"), Salomon Brothers Asset Management Inc. has been approved as a subadviser: Travelers Quality Bond Portfolio, Money Market Portfolio, Managed Assets Trust, High Yield Bond Trust, U.S. Government Securities Portfolio, Convertible Securities Portfolio, Zero Coupon Bond Fund Portfolio (Series 2005), The Travelers Money Market Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, and Travelers Managed Income Portfolio.

The transaction does not affect the terms or conditions of your variable contract, and TIC or TLAC remain fully responsible for their respective contractual obligations to variable contract owners.

TIC and TLAC have filed a report on Form 8-K with additional information about the transaction. The filing can be found at the SEC's Internet website at http://www.sec.gov.

SUPPLEMENT TO THE FOLLOWING VARIABLE CONTRACT PROSPECTUSES DATED MAY 2, 2005:
TRAVELERS LIFE & ANNUITY ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY
TRAVELERS PREMIER ADVISERS - ASSET MANAGER ANNUITY
GOLD TRACK ANNUITY
GOLD TRACK SELECT ANNUITY

TRAVELERS INDEX ANNUITY
TRAVELERS MARQUIS PORTFOLIOS ANNUITY
TRAVELERS PROTECTED EQUITY PORTFOLIO ANNUITY
PIONEER ANNUISTAR ANNUITY
PIONEER ANNUISTAR FLEX ANNUITY
PIONEER ANNUISTAR PLUS ANNUITY
PIONEER ANNUISTAR VALUE ANNUITY
PORTFOLIO ARCHITECT ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY
TRAVELERS PORTFOLIO ARCHITECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT 3 ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT II ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT SELECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
TRAVELERS PREMIER ADVISERS ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS II ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY
SCUDDER ADVOCATE ADVISOR ANNUITY
SCUDDER ADVOCATE REWARDS ANNUITY
SCUDDER ADVOCATE ADVISOR ST-1 ANNUITY
TRAVELERS RETIREMENT ACCOUNT ANNUITY
UNIVERSAL ANNUITY
TRAVELERS VINTAGE ANNUITY
TRAVELERS VINTAGE 3 ANNUITY
VINTAGE ACCESS ANNUITY
TRAVELERS VINTAGE II ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE II (SERIES II) ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE L ANNUITY
TRAVELERS VINTAGE XTRA ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY
UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
TRAVELERS RETIREMENT PERSPECTIVES ("TRP")
TRAVELERS VARIABLE LIFE ACCUMULATOR
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 2)
TRAVELERS CORPORATE BENEFIT LIFE
INVEST
MARKET LIFE
TRAVELERS PORTFOLIO ARCHITECT LIFE
TRAVELERS VARIABLE LIFE
VINTAGE LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE II

THE TRAVELERS GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL AGGRESSIVE STOCK ACCOUNT VARIABLE ANNUITIES
TACTICAL GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 3)
UNIVERSAL ANNUITY ADVANTAGE
UNIVERSAL SELECT ANNUITY
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE- SERIES 2 TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000
TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV TRAVELERS LIFE & ANNUITY CORPORATE SELECT


L-24522                                                               July, 2005